Deferred Grants - Summary of Deferred Grants (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	¥ 489,788	$ 68,949	¥ 424,140
Received during the year	145,330	20,459	186,993
Grant disbursed to partner of joint project	(16,423)	(2,312)	(13,243)
Released to consolidated statement of profit or loss	(59,818)	(8,421)	(108,102)
Reclassification to other payables	(98,919)	(13,925)	0
Ending balance	459,958	$ 64,750	489,788
Current (Note 22)	8,064		13,404	$ 1,135
Non-current	¥ 451,894		¥ 476,384	$ 63,615